TAXES ON INCOME (Reconciliation of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
TAXES ON INCOME [Abstract]
Balance as of beginning of the year	$ 102	$ 101
Additions based on tax positions taken during the current period	30	1
Balance at the end of the year	$ 132	$ 102